Financial Instruments - Significant Unobservable Inputs (Details) - Internal Models with Significant Unobservable Inputs (Level 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 38,298,606	$ 35,042,577
Included in other comprehensive income	(1,903,423)	3,256,029
Balance at the end of year	$ 36,395,183	$ 38,298,606